Equipment Installment Plans	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Equipment Installment Plans

Note 3 Equipment Installment Plans

TDS sells devices to customers under equipment installment contracts over a specified time period.  For certain equipment installment plans, after a specified period of time or amount of payments, the customer may have the right to upgrade to a new device and have the remaining unpaid equipment installment contract balance waived, subject to certain conditions, including trading in the original device in good working condition and signing a new equipment installment contract.  TDS values this trade-in right as a guarantee liability.  The guarantee liability is initially measured at fair value and is determined based on assumptions including the probability and timing of the customer upgrading to a new device and the fair value of the device being traded-in at the time of trade-in.  As of December 31, 2016 and 2015, the guarantee liability related to these plans was $33 million and $93 million, respectively, and is reflected in Customer deposits and deferred revenues in the Consolidated Balance Sheet.

TDS equipment installment plans do not provide for explicit interest charges.  Because equipment installment plans have a duration of greater than twelve months, TDS imputes interest.  TDS records imputed interest as a reduction to the related accounts receivable and it is recognized over the term of the installment agreement.  Equipment installment plan receivables had a weighted average effective imputed interest rate of 11.2% and 9.7% as of December 31, 2016 and 2015, respectively.

The following table summarizes equipment installment plan receivables as of December 31, 2016 and 2015.

December 31,	2016	2015
(Dollars in millions)
Equipment installment plan receivables, gross	$628	$381
Deferred interest	(53)	(23)
Equipment installment plan receivables, net of deferred interest	575	358
Allowance for credit losses	(50)	(26)
Equipment installment plan receivables, net	$525	$332

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Due from customers and agents (Current portion)	$345	$264
Other assets and deferred charges (Non-current portion)	180	68
Equipment installment plan receivables, net	$525	$332

TDS uses various inputs, including internal data, information from the credit bureaus and other sources, to evaluate the credit profiles of its customers.  From this evaluation, a credit class is assigned to the customer that determines the number of eligible lines, the amount of credit available, and the down payment requirement, if any.  Customers assigned to credit classes requiring no down payment represent a lower risk category, whereas those assigned to credit classes requiring a down payment represent a higher risk category.  The balance and aging of the equipment installment plan receivables on a gross basis by credit category were as follows:

	December 31, 2016			December 31, 2015
	Lower Risk	Higher Risk	Total	Lower Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$553	$38	$591	$343	$11	$354
Billed — current	23	2	25	17	1	18
Billed — past due	10	2	12	8	1	9
Equipment installment plan receivables, gross	$586	$42	$628	$368	$13	$381

The activity in the allowance for credit losses balance for the equipment installment plan receivables was as follows:

	2016	2015
(Dollars in millions)
Allowance for credit losses, beginning of year	$26	$10
Bad debts expense	63	49
Write-offs, net of recoveries	(39)	(33)
Allowance for credit losses, end of year	$50	$26

TDS recorded out-of-period adjustments in 2016 due to errors related to equipment installment plan transactions occurring in 2015 (“2016 EIP adjustments”).  The 2016 EIP adjustments had the impact of increasing Equipment and product sales revenues by $2 million, decreasing bad debts expense, which is a component of Selling, general and administrative expense, by $2 million and increasing Income before income taxes by $4 million in 2016.  Additionally, TDS recorded out-of-period adjustments in 2015 due to errors related to equipment installment plan transactions (“2015 EIP adjustments”) that were attributable to 2014.  The 2015 EIP adjustments had the impact of reducing Equipment and product sales revenues and Income before income taxes by $6 million in 2015.  TDS has determined that these adjustments were not material to any of the periods impacted.